PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Summary of prepayments and other current assets, net

	As of December 31, 2024	As of June 30, 2025
Receivable for disposal discontinued operations	—	141,303,073
Service deposit made to mining machine hosting service provider	—	45,613,121
Prepaid mining machine hosting expenses	25,004,141	37,667,248
Prepayments for vehicles	—	1,227,324
Interest receivables	1,877,373	—
Others	84,695	739,681
Prepayments and other current assets	26,966,209	226,550,447
Less: allowance for prepayments and other current assets	—	(377,885)
Prepayments and other current assets, net	26,966,209	226,172,562